Deferred tax liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Deferred Tax Liabilities [Abstract]
Disclosure of detailed information about Deferred tax liabilities [text block]

Deferred tax liabilities were recognized net of the amounts of deferred tax assets that can be offset for €4,269 million (€4,286 million at December 31, 2016).

(€ million)	Deferred tax liabilities
Amount at December 31, 2016	6,667
Additions	1,171
Deductions	(835)
Currency translation differences	(1,123)
Other changes	20
Amount at December 31, 2017	5,900

Disclosure of detailed information about Deferred tax assets and liabilities [text block]

Deferred tax assets and liabilities consisted of the following:

(€ million)	December 31, 2017	December 31, 2016
Deferred tax liabilities	10,169	10,953
Deferred tax assets available for offset	(4,269)	(4,286)
	5,900	6,667
Deferred tax assets not available for offset	(4,078)	(3,790)
Net deferred tax liabilities	1,822	2,877

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]

The most significant temporary differences giving rise to net deferred tax liabilities are disclosed below:

(€ million)	Carrying amount at December 31, 2017	Carrying amount at December 31, 2016
Deferred tax liabilities
Accelerated tax depreciation	8,323	8,899
Difference between the fair value and the carrying amount of assets acquired	1,106	1,269
Site restoration and abandonment (tangible assets)	305	348
Application of the weighted average cost method in evaluation of inventories	70	81
Other	365	356
	10,169	10,953
Deferred tax assets, gross
Carry-forward tax losses	(5,240)	(4,722)
Site restoration and abandonment (provisions for contingencies)	(2,747)	(2,881)
Timing differences on depreciation and amortization	(2,164)	(2,260)
Accruals for impairment losses and provisions for contingencies	(1,404)	(1,413)
Impairment losses	(801)	(906)
Over/Underlifting	(395)	(270)
Employee benefits	(194)	(163)
Unrealized intercompany profits	(130)	(118)
Other	(534)	(965)
	(13,609)	(13,698)
Impairments of deferred tax assets	5,262	5,622
Deferred tax assets, net	(8,347)	(8,076)
Net deferred tax liabilities	1,822	2,877

Disclosure of reconciliation of changes in deferred tax liability assets [text block]

The following table summarizes the changes in deferred tax liabilities and assets:

(€ million)	Deferred tax liabilities	Deferred tax assets, gross	Impairments of deferred tax assets	Deferred tax assets, net	Net deferred tax liabilities
2017
Carrying amount at the beginning of the year	10,953	(13,698)	5,622	(8,076)	2,877
Additions	1,171	(2,341)	212	(2,129)	(958)
Deductions	(835)	1,588	(349)	1,239	404
Currency translation differences	(1,123)	862	(202)	660	(463)
Other changes	3	(20)	(21)	(41)	(38)
Carrying amount at the end of the year	10,169	(13,609)	5,262	(8,347)	1,822
2016
Carrying amount at the beginning of the year	10,780	(12,307)	5,099	(7,208)	3,572
Additions	1,796	(2,994)	667	(2,327)	(531)
Deductions	(1,486)	1,208	(254)	954	(532)
Currency translation differences	229	(185)	80	(105)	124
Other changes	(366)	580	30	610	244
Carrying amount at the end of the year	10,953	(13,698)	5,622	(8,076)	2,877